Morgan Dempsey Large Cap Value ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 89.2%
Aerospace & Defense - 5.7%
3,337	General Dynamics Corp.	$717,956
1,709	Lockheed Martin Corp.	786,789
		1,504,745
Air Freight & Logistics - 3.0%
4,440	United Parcel Service, Inc. - Class B	795,870

Biotechnology - 3.6%
12,454	Gilead Sciences, Inc.	959,830

Commodity Chemicals - 1.3%
3,672	LyondellBasell Industries N.V. - Class A ADR (a)	337,200

Communications Equipment - 3.3%
17,009	Cisco Systems, Inc.	880,046

Diversified Banks - 5.0%
15,773	Citigroup, Inc.	726,189
17,997	U.S. Bancorp	594,621
		1,320,810
Diversified Metals & Mining - 2.4%
9,781	Rio Tinto PLC ADR (a)	624,419

Drug Retail - 2.0%
18,887	Walgreens Boots Alliance, Inc.	538,091

Electric Utilities - 5.2%
6,771	Duke Energy Corp.	607,630
10,997	Southern Co.	772,539
		1,380,169
Health Care Equipment - 1.5%
4,552	Medtronic PLC ADR (a)	401,031

Household Products - 3.0%
5,238	Procter & Gamble Co.	794,814

Integrated Oil & Gas - 7.2%
5,226	Chevron Corp.	822,311
10,009	Exxon Mobil Corp.	1,073,465
		1,895,776
Integrated Telecommunication Services - 5.4%
42,534	AT&T, Inc.	678,417
20,102	Verizon Communications, Inc.	747,593
		1,426,010
IT Consulting & Other Services - 2.9%
5,788	International Business Machines Corp.	774,492

Leisure Products - 2.0%
8,381	Hasbro, Inc.	542,837

Morgan Dempsey Large Cap Value ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
Life & Health Insurance - 2.4%
7,215	Prudential Financial, Inc.	$636,507

Oil & Gas Refining & Marketing - 3.3%
9,105	Phillips 66	868,435

Oil & Gas Storage & Transportation - 5.5%
18,870	Enbridge, Inc. ADR (a)	701,021
24,447	Pembina Pipeline Corp. ADR (a)	768,614
		1,469,635
Packaged Foods & Meats - 5.7%
10,656	General Mills, Inc.	817,315
19,771	Kraft Heinz Co.	701,871
		1,519,186
Pharmaceuticals - 9.5%
4,336	Johnson & Johnson	717,695
9,115	Merck & Co., Inc.	1,051,780
20,449	Pfizer, Inc.	750,069
		2,519,544
Restaurants - 3.3%
2,908	McDonald’s Corp.	867,776

Soft Drinks & Non-alcoholic Beverages - 3.1%
13,441	Coca-Cola Co.	809,417

Tobacco - 2.9%
7,788	Philip Morris International, Inc.	760,265
	TOTAL COMMON STOCKS (Cost $23,777,793)	23,626,905

INVESTMENT COMPANIES - 3.3%
9,444	SPDR Bloomberg 1-3 Month T-Bill ETF - Class B	867,148
	TOTAL INVESTMENT COMPANIES (Cost $866,110)	867,148

REAL ESTATE INVESTMENT TRUSTS - 4.6%
Diversified REITs - 2.2%
8,456	W.P. Carey, Inc.	571,287

Telecom Tower REITs - 2.4%
5,662	Crown Castle, Inc.	645,128
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,249,162)	1,216,415

MONEY MARKET FUNDS - 3.0%
800,917	First American Government Obligations Fund - Class X, 5.01% (b)	800,917
	TOTAL MONEY MARKET FUNDS (Cost $800,917)	800,917

	TOTAL INVESTMENTS (Cost $26,693,982) - 100.1%	26,511,385
	Other Liabilities in Excess of Assets - (0.1%)	(26,291)
	TOTAL NET ASSETS - 100.0%	$26,485,094

Morgan Dempsey Large Cap Value ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Foreign issued security.

(b)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MORGAN DEMPSEY LARGE CAP VALUE ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MORGAN DEMPSEY LARGE CAP VALUE ETF

The following is a summary of the fair value classification of the Fund’s investments as of June 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Morgan Dempsey Large Cap Value ETF
Assets*
Common Stocks	$23,626,905	$-	$-	$23,626,905
Real Estate Investment Trusts	1,216,415	-	-	1,216,415
Investment Companies	867,148	-	-	867,148
Money Market Funds	800,917	-	-	800,917
Total Investments in Securities	$26,511,385	$-	$-	$26,511,385

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.